Acquisitions (Schedule of Proforma Information) (Detail) (Marcellus Joint Venture, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Marcellus Joint Venture
Business Acquisition [Line Items]
Revenue	$ 30,689		$ 103,290
Net income	12,008		57,419
Pro forma net revenues	79,127	42,959	273,480	123,676	179,281
Pro forma net loss	$ (6,862)	$ (29,088)	$ (83,794)	$ (1,540)	$ (30,509)
Pro forma loss per share (basic)	$ (0.05)	$ (0.33)	$ (0.65)	$ (0.02)
Pro forma loss per share (diluted)	$ (0.05)	$ (0.33)	$ (0.65)	$ (0.02)